Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net deferred tax assets
Deferred tax assets	SFr 4,201	SFr 3,964		SFr 4,201		SFr 3,667
Net operating loss carry-forwards, after allocation of valuation allowances	1,380	1,011		1,380
Temporary differences	2,821	2,953		2,821
Deferred tax liabilities	578	557		578		530
Deferred Tax Assets (Liabilities), Net	3,623	SFr 3,407		3,623
Accumulated undistributed earnings from foreign subsidiaries	SFr 19,400			SFr 19,400
Effective tax rate
Effective tax rate (as a percent)	69.60%	69.50%	25.20%	71.40%	10.20%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	60			60
Bank
Net deferred tax assets
Deferred tax assets	4,155			4,155		3,630
Net operating loss carry-forwards, after allocation of valuation allowances	1,371			1,371		1,064
Temporary differences	2,784			2,784		2,566
Deferred tax liabilities	164			164		157
Deferred Tax Assets (Liabilities), Net	3,991			3,991		SFr 3,473
Accumulated undistributed earnings from foreign subsidiaries	19,000			SFr 19,000
Effective tax rate
Effective tax rate (as a percent)				40.00%	9.50%
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0			SFr 0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 60			SFr 60